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	August 3, 2005	WRITER'S DIRECT LINE 202.295.4006 gcohen@foley.com Email
VIA EDGAR		CLIENT/MATTER NUMBER 303090-0010

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:	John Hancock Variable Series Trust I Form N-8F CIK No. 0000785303

Commissioners:

        Attached for filing, on behalf of John Hancock Variable Series Trust I (File No. 811-04490)(“Trust”) is the electronic version of Form N-8F applying for an order granting deregistration of the Trust, pursuant to Section 8(f) of the Investment Company Act of 1940 and Rule 8f-1 thereunder.

        The filing is being submitted electronically to the Commission pursuant to instruction 3. of Form N-8F and in accordance with Rule 101(a)(1)(iv) of the Commission’s Regulation S-T and the EDGAR Filer Manual.

        Trust management has advised us that the Trust, pursuant to instruction 6. of Form N-8F and in accordance with Rule 30b-1 under the Act, filed a final Form N-SAR with the Commission on August 1, 2005.

        Please direct any question or comment to me.

Very truly yours, /s/ Gary O. Cohen Gary O. Cohen

Attachment: Form N-8F

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